Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (107,676)	$ (15,397)	¥ (126,088)
Less: Accumulated impairment	(7,188)	(1,028)	(7,188)
Property and equipment, net	40,238	5,754	51,564
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	51,181	7,319	56,296
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	50,002	7,150	75,173
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	29,281	4,187	27,382
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,543	1,079	13,053
Mold and tooling
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,555	2,081	11,192
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,136	305	¥ 1,744
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 404	$ 58